AURORA 10Q - SHAREHOLDERS' EQUITY - Ordinary Shares (Details)				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Feb. 24, 2023 USD ($) shares	Feb. 23, 2023 USD ($) shares	Jun. 30, 2023 USD ($) vote $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) vote $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Vote vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 07, 2023 USD ($)	Dec. 31, 2020 shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				355,309,046		355,309,046		355,309,046	355,309,046
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, votes per share | vote								1
Common stock, issued (in shares)				98,370,492		98,370,492		98,078,356	99,067,159
Common stock, outstanding (in shares)				98,370,492		98,370,492		98,078,356	99,067,159
Class A ordinary stock subject to possible redemption, outstanding (in shares)				108,721,433		108,721,433	108,721,433	108,721,433	108,721,433		107,634,678
Common Stock
Class of Stock [Line Items]
Common stock, outstanding (in shares)				98,370,492		98,370,492	98,326,436	98,078,356	99,067,159		81,239,084
Aurora Acquisition Corp
Class of Stock [Line Items]
Adjustment to redemption value | $					$ 16,999,995	$ 16,999,995	$ 287,884	$ 3,625,617	$ 0
Surrender and cancellation of Founder Shares | $		$ 263,123,592							0
Aurora Acquisition Corp | Private Placement
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares | $		263,123,592
Aurora Acquisition Corp | Subsequent event
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares | $		$ 263,123,592
Consideration | $	$ 35,000,000
Aurora Acquisition Corp | Subsequent event | Better HoldCo, Inc.
Class of Stock [Line Items]
Percent of discount	75.00%
Amount of pre-money equity valuation | $	$ 6,900,000,000
Aurora Acquisition Corp | Additional Paid-in Capital
Class of Stock [Line Items]
Adjustment to redemption value | $			$ 16,637,434		16,637,434
Surrender and cancellation of Founder Shares | $									$ (25)
Aurora Acquisition Corp | Accumulated Deficit
Class of Stock [Line Items]
Adjustment to redemption value | $			$ 362,395		$ 362,395
Aurora Acquisition Corp | Common Stock
Class of Stock [Line Items]
Redemption of Class A ordinary share (in shares)			1,663,760
Adjustment to redemption value | $			$ 16,999,995
Aurora Acquisition Corp | Common Stock | Subsequent event | Better HoldCo, Inc.
Class of Stock [Line Items]
Percent of discount	75.00%
Amount of pre-money equity valuation | $	$ 6,900,000,000
Aurora Acquisition Corp | Public shareholders
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Aurora Acquisition Corp | Public shareholders | Private Placement
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Aurora Acquisition Corp | Public shareholders | Subsequent event
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Aurora Acquisition Corp | Novator Capital Ltd.
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Aurora Acquisition Corp | Novator Capital Ltd. | Private Placement
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Aurora Acquisition Corp | Novator Capital Ltd. | Subsequent event
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Aurora Acquisition Corp | Novator Capital Ltd. | Limited waiver
Class of Stock [Line Items]
Aggregate redemption amount | $			17,000,000
Aurora Acquisition Corp | Novator Capital Ltd. | Limited waiver | Subsequent event
Class of Stock [Line Items]
Aggregate redemption amount | $			17,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Class A ordinary share
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				8,000,000		8,000,000		8,000,000	8,000,000
Common stock, issued (in shares)				8,000,000		8,000,000		8,000,000	8,000,000
Common stock, outstanding (in shares)				8,000,000		8,000,000		8,000,000	8,000,000
Class A ordinary share | Aurora Acquisition Corp
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				500,000,000		500,000,000		500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, votes per share | Vote								1
Class A ordinary share | Aurora Acquisition Corp | Common Stock
Class of Stock [Line Items]
Redemption of Class A ordinary share (in shares)					1,663,760
Adjustment to redemption value | $					$ 166
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Class of Stock [Line Items]
Class A ordinary stock subject to possible redemption, outstanding (in shares)				212,598		212,598		24,300,287	24,300,287
Adjustment to redemption value | $			$ 166	$ 19,954	$ 16,999,995				$ 12,681,484
Class A ordinary shares not subject to possible redemption | Aurora Acquisition Corp
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				500,000,000		500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, votes per share | vote				1		1
Common stock, issued (in shares)				1,836,240		1,836,240		3,500,000	3,500,000
Common stock, outstanding (in shares)				1,836,240		1,836,240		3,500,000	3,500,000
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				192,457,901		192,457,901		192,457,901	192,457,901
Common stock, issued (in shares)				56,089,586		56,089,586		56,089,586	56,089,586
Common stock, outstanding (in shares)				56,089,586		56,089,586		56,089,586	56,089,586
Class B ordinary shares | Aurora Acquisition Corp
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				50,000,000		50,000,000		50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, votes per share				1		1		1
Common stock, issued (in shares)				6,950,072		6,950,072		6,950,072	6,950,072
Common stock, outstanding (in shares)				6,950,072		6,950,072		6,950,072	6,950,072
Shares subject to forfeiture				249,928		249,928		249,928
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)						20.00%		20.00%
Ratio to be applied to the stock in the conversion						20		20
Class B ordinary shares | Aurora Acquisition Corp | Subsequent event | Better HoldCo, Inc.
Class of Stock [Line Items]
Percent of discount	75.00%									75.00%
Amount of pre-money equity valuation | $	$ 6,900,000,000									$ 6,900,000,000
Class B ordinary shares | Aurora Acquisition Corp | Common Stock
Class of Stock [Line Items]
Surrender and cancellation of Founder Shares (in shares)									249,928
Surrender and cancellation of Founder Shares | $									$ 25
Class B ordinary shares | Aurora Acquisition Corp | Common Stock | Subsequent event | Better HoldCo, Inc.
Class of Stock [Line Items]
Amount of pre-money equity valuation | $	$ 6,900,000,000
Series D Preferred Stock
Class of Stock [Line Items]
Class A ordinary stock subject to possible redemption, outstanding (in shares)				7,782,048		7,782,048		7,782,048	7,782,048
Series D Preferred Stock | Aurora Acquisition Corp | Subsequent event
Class of Stock [Line Items]
Percent of discount	50.00%